American Century Investments®
Quarterly Portfolio Holdings
American Century® Diversified Municipal Bond ETF (TAXF)

November 30, 2023

Diversified Municipal Bond ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 99.5%
Alabama — 2.2%
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	770,000	807,737
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (LIQ FAC: Royal Bank of Canada)	415,000	413,185
Black Belt Energy Gas District Rev., VRN, 3.65%, (MUNIPSA plus 0.35%), 10/1/52 (GA: Goldman Sachs Group, Inc.)	500,000	487,587
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	40,000	41,317
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	330,000	345,335
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,071,954
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	750,000	820,780
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 4/1/49 (GA: Goldman Sachs Group, Inc.)	455,000	454,469
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	1,205,000	1,203,231
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (LIQ FAC: Royal Bank of Canada)	2,100,000	2,191,428
		7,837,023
Arizona — 3.9%
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/36	250,000	285,236
Arizona Board of Regents Rev., (Arizona State University), 5.50%, 7/1/48	750,000	848,349
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/24, Prerefunded at 100% of Par(1)	160,000	161,444
Arizona Department of Transportation State Highway Fund Rev. Rev., 5.00%, 7/1/33	500,000	589,243
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.55%, (MUNIPSA plus 0.25%), 11/4/25, Prerefunded at 100% of Par(1)	25,000	25,000
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.55%, (MUNIPSA plus 0.25%), 1/1/46	130,000	127,799
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(2)	250,000	221,071
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(2)(3)(4)	100,000	6,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	200,000	170,713
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	423,470
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(2)	750,000	602,414
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/27	1,000,000	1,078,615
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(2)	205,000	202,108
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	158,940
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(2)	620,000	507,705
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	75,000	77,395
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 5.00%, 1/1/53	1,000,000	1,038,252
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(2)	500,000	446,930
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	200,000	193,477
Phoenix Civic Improvement Corp. Rev., (Phoenix Wastewater Rev.), 5.00%, 7/1/32	500,000	585,832
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	654,497
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	910,000	988,228
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	350,000	377,802
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	755,000	801,453
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	250,000	272,638
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	1,500,000	1,627,436
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	175,000	185,808
Scottsdale GO, 4.00%, 7/1/31	500,000	529,960
State of Arizona COP, 5.00%, 9/1/25	240,000	247,983
State of Arizona COP, 5.00%, 9/1/25(1)	580,000	599,091
		14,034,889
Arkansas — 0.1%
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	330,000	330,573

California — 6.5%
Bay Area Toll Authority Rev., 4.00%, 4/1/29	275,000	286,360
Bay Area Toll Authority Rev., VRN, 3.75%, (MUNIPSA plus 0.45%), 4/1/56	250,000	246,066
California Community Choice Financing Authority Rev., VRN, 3.75%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	1,755,000	1,543,615
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	519,597
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(5)	100,000	19,841
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	100,000	100,274
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/48	850,000	872,357
California Housing Finance Rev., 4.25%, 1/15/35	467,474	460,259
California Housing Finance Rev., 3.50%, 11/20/35	384,079	357,194
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 3.65%, (MUNIPSA plus 0.35%), 8/1/47	250,000	248,140
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 4.00%, (MUNIPSA plus 0.70%), 12/1/50	1,000,000	973,832
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	165,000	180,767
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(2)	50,000	51,717
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(2)	110,000	114,156
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(2)	175,000	177,496
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(2)	110,000	96,128
California Municipal Finance Authority Special Tax, 5.50%, 9/1/43	625,000	645,162
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(2)	265,000	249,830
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/25(2)	260,000	258,897
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/26(2)	405,000	405,669
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(2)	320,000	320,403
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(2)	250,000	212,555
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(2)	200,000	207,174
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	191,775
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	625,000	610,309
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	250,000	250,833
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(2)	240,000	243,891
California Statewide Communities Development Authority Special Assessment, (San Diego Assessment District No. 18-01), 5.00%, 9/2/29	250,000	268,103
California Statewide Communities Development Authority Special Tax, (Community Facilities District No. 2015), 4.00%, 9/1/40	245,000	225,132
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(2)	500,000	413,238
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(2)	350,000	236,222
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(2)	100,000	71,669
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(2)	750,000	447,204
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(2)	300,000	208,717
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(2)	290,000	184,639
Eastern Municipal Water District Rev., VRN, 3.40%, (MUNIPSA plus 0.10%), 7/1/46	750,000	748,290
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	500,000	516,164
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 3.00%, 9/1/25	155,000	150,439
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(5)	500,000	52,175
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(2)	1,070,000	949,704
Los Angeles Department of Airports Rev., 5.00%, 5/15/47	905,000	916,327
Metropolitan Water District of Southern California Rev., VRN, 3.44%, (MUNIPSA plus 0.14%), 7/1/37	200,000	199,656
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	100,000	98,197
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35	1,000,000	1,073,125
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.25%, 8/15/45	415,000	419,370
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2023-1), 5.50%, 8/15/48(6)	300,000	306,776
Orange County Transportation Authority Rev., 4.00%, 10/15/24(1)	1,715,000	1,730,638

Palomar Health GO, 5.00%, 8/1/27	545,000	570,852
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	313,572
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	400,000	416,818
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/35	600,000	635,717
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	630,000	667,763
State of California GO, 5.00%, 4/1/35	1,045,000	1,144,708
State of California GO, 5.00%, 9/1/42	290,000	306,269
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	280,000	285,944
		23,401,725
Colorado — 3.2%
Adams & Weld Counties School District No. 27J Brighton GO, 5.00%, 12/1/23	1,000,000	1,000,000
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,207,350
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	1,030,000	923,220
City & County of Denver Airport System Rev., 5.50%, 11/15/41	500,000	556,222
City & County of Denver Airport System Rev., 5.50%, 11/15/42	750,000	823,731
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	833,368
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	100,000	102,895
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	211,836
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	308,399
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	442,953
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	1,530,000	1,600,913
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	530,000	520,164
Colorado Health Facilities Authority Rev., (Sisters of Charity of Leavenworth Health System, Inc. Obligated Group), 4.00%, 1/1/38	210,000	211,123
Denver City & County School District No. 1 GO, 5.00%, 12/1/24	1,500,000	1,527,721
Denver Urban Renewal Authority Tax Allocation, (9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(2)	100,000	100,493
State of Colorado COP, 6.00%, 12/15/38	230,000	275,688
State of Colorado COP, 6.00%, 12/15/40	385,000	458,810
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	463,108
		11,567,994
Connecticut — 1.8%
City of Hartford Rev., (State of Connecticut), 5.00%, 4/1/25	500,000	511,603
Connecticut State Health & Educational Facilities Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/45	1,000,000	1,013,924
Connecticut State Health & Educational Facilities Authority Rev., (Yale University), VRN, 3.20%, 7/1/37	500,000	495,157
Connecticut State Health & Educational Facilities Authority Rev., VRN, 2.80%, 7/1/57	470,000	462,172
State of Connecticut GO, 5.00%, 6/15/34	680,000	683,746
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,038,472
State of Connecticut GO, 4.00%, 6/1/36	1,000,000	1,026,970
State of Connecticut Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,276,145
		6,508,189
Delaware — 0.2%
Delaware Transportation Authority Rev., 5.00%, 7/1/24	750,000	758,313
District of Columbia — 2.3%
District of Columbia GO, 5.00%, 6/1/25	160,000	164,659
District of Columbia GO, 5.00%, 1/1/41	1,000,000	1,115,768
District of Columbia GO, 5.00%, 2/1/41	520,000	567,121
District of Columbia GO, 5.00%, 1/1/45	750,000	823,402
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 3/1/36	750,000	822,187
District of Columbia Rev., (Plenary Infrastructure LLC), 5.00%, 2/28/25	1,000,000	1,009,620
District of Columbia Income Tax Rev. Rev., 5.25%, 5/1/48(6)	1,000,000	1,108,765
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/39	1,535,000	1,567,680
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	270,000	261,638
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/26	500,000	526,884

Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/43	170,000	187,662
		8,155,386
Florida — 6.6%
Broward County Airport System Rev., 5.00%, 10/1/35	700,000	731,621
Broward County Port Facilities Rev., 4.00%, 9/1/37	750,000	748,582
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,055,314
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	925,000	994,630
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	880,000	877,793
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	309,177
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/53	750,000	736,262
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	420,000	465,527
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(2)	260,000	235,506
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/24(2)	105,000	104,300
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/25(2)	110,000	107,759
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26(2)	110,000	106,231
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(2)	500,000	508,053
Florida Insurance Assistance Interlocal Agency, Inc. Rev., (Florida Insurance Guaranty Association, Inc.), 5.00%, 9/1/24	1,170,000	1,182,344
Fort Lauderdale Water & Sewer Rev. Rev., 5.00%, 9/1/38	500,000	564,785
Fort Lauderdale Water & Sewer Rev. Rev., 5.00%, 9/1/38	650,000	734,221
Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AGM)	1,050,000	1,157,540
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	188,918
Greater Orlando Aviation Authority Rev., 4.00%, 10/1/37	985,000	971,592
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/27	375,000	396,524
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(2)	550,000	516,078
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/39	500,000	564,073
Miami-Dade County Aviation Rev., 5.00%, 10/1/38	500,000	502,354
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	300,000	312,593
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	994,480
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	850,000	887,109
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/53	500,000	515,906
Orlando Utilities Commission Rev., 5.00%, 10/1/48	1,000,000	1,078,909
Pasco County Rev., (State of Florida Cigarette Tax Rev.), 5.75%, 9/1/54 (AGM)	290,000	322,043
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	105,000	107,055
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	375,000	370,195
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	750,000	677,753
South Florida Water Management District COP, 5.00%, 10/1/36	560,000	579,093
Tampa Water & Wastewater System Rev., 5.00%, 10/1/41	1,000,000	1,116,872
Village Community Development District No. 14 Special Assessment, 5.50%, 5/1/53	990,000	1,002,893
Village Community Development District No. 15 Special Assessment, 5.25%, 5/1/54(2)	500,000	498,467
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	455,000	503,894
Wildwood Utility Dependent District Rev., 5.50%, 10/1/48 (AGM)	750,000	823,982
		23,550,428
Georgia — 3.2%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	1,000,000	967,576
Atlanta Water & Wastewater Rev., 4.00%, 11/1/37	1,345,000	1,360,891
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	904,574
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	390,000	414,745
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(2)	475,000	421,099
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 4.00%, 1/1/36	500,000	485,155
Georgia Ports Authority Rev., 5.25%, 7/1/52	500,000	546,657
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	500,000	496,287
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	1,200,000	1,177,864
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	1,000,000	995,288

Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	550,000	574,838
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	955,000	988,041
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	575,000	557,156
State of Georgia GO, 5.00%, 7/1/29	1,465,000	1,644,292
		11,534,463
Hawaii — 0.8%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	251,103
City & County of Honolulu GO, 5.00%, 3/1/29	700,000	778,114
City & County of Honolulu GO, 5.25%, 7/1/44	760,000	842,876
Honolulu GO, 5.00%, 7/1/29	830,000	927,470
		2,799,563
Idaho — 0.2%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	365,000	335,097
Idaho Housing & Finance Association Rev., (State of Idaho Department of Transportation Transportation Expansion & Congestion), 5.25%, 8/15/48	500,000	552,371
		887,468
Illinois — 7.0%
Brown County Community Unit School District No. 1, 5.00%, 12/1/37(6)	1,125,000	1,200,943
Chicago GO, 5.00%, 1/1/26	275,000	281,102
Chicago GO, 4.00%, 1/1/35	500,000	483,857
Chicago GO, 5.25%, 1/1/38	1,000,000	1,053,464
Chicago GO, 6.00%, 1/1/38	20,000	20,824
Chicago GO, 5.50%, 1/1/49	100,000	102,336
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	283,367
Chicago Board of Education GO, 5.00%, 12/1/42	1,060,000	1,014,179
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	285,000	313,763
Chicago O'Hare International Airport Rev., 5.00%, 1/1/26	1,000,000	1,025,479
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge Rev.), 5.25%, 1/1/43 (BAM)	1,000,000	1,075,001
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR)(NATL-RE)	130,000	141,675
Chicago Wastewater Transmission Rev., 5.25%, 1/1/53 (AGM)	750,000	803,088
Chicago Waterworks Rev., 5.25%, 11/1/53 (AGM)	250,000	267,245
Cook County Sales Tax Rev., 4.00%, 11/15/40	900,000	885,505
Cook County Sales Tax Rev., 5.25%, 11/15/45	725,000	777,266
Illinois Finance Authority Rev., (Plymouth Place Obligated Group), 4.75%, 11/15/27	500,000	495,558
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 4.00%, (MUNIPSA plus 0.70%), 5/1/42	250,000	244,724
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 1/1/33	1,000,000	1,057,494
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	250,000	265,217
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	400,000	410,606
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	986,512
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	345,000	382,343
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	1,150,000	1,232,929
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/24	345,000	345,243
Kane County Forest Preserve District GO, 3.00%, 12/15/25	650,000	644,113
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	330,000	341,290
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	500,000	492,655
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/28	605,000	638,734
Northern Illinois University Rev., 5.00%, 10/1/28 (BAM)	325,000	345,516
Peoria City School District No. 150 GO, 4.00%, 1/1/26 (AGM)	840,000	850,817
State of Illinois GO, 5.00%, 10/1/25	175,000	179,425
State of Illinois GO, 5.00%, 11/1/27	455,000	482,103
State of Illinois GO, 5.00%, 11/1/29	280,000	294,312
State of Illinois GO, 5.00%, 10/1/30	625,000	664,393
State of Illinois GO, 5.00%, 10/1/33	200,000	210,902
State of Illinois GO, 5.00%, 2/1/39	750,000	749,990

State of Illinois GO, 5.50%, 5/1/39	220,000	240,506
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,120,250
State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,371,732
State of Illinois GO, 5.75%, 5/1/45	225,000	242,369
University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.00%, 10/1/37	1,000,000	1,078,435
		25,097,262
Indiana — 0.8%
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/53	250,000	241,039
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	365,000	391,836
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	500,000	515,454
Indianapolis Local Public Improvement Bond Bank Rev., 4.00%, 2/1/47	750,000	697,870
Purdue University Rev., 5.00%, 7/1/40	750,000	837,294
		2,683,493
Iowa — 0.7%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/35	125,000	146,668
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/36	125,000	145,063
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/44	500,000	537,344
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 4.27%, (SOFR plus 0.55%), 5/15/56	500,000	461,563
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/39	850,000	818,611
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	555,000	539,424
		2,648,673
Kansas — 0.6%
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	781,482
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	112,533
State of Kansas Department of Transportation Rev., 5.00%, 9/1/35	1,200,000	1,225,809
		2,119,824
Kentucky — 1.1%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/30	370,000	394,469
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	100,186
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	300,000	299,683
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	440,000	436,824
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	248,914
Kentucky Public Energy Authority Rev., VRN, 4.76%, (SOFR plus 1.20%), 8/1/52 (GA: Morgan Stanley)	1,000,000	967,596
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 4.00%, 11/1/38	500,000	492,394
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRN, 5.00%, 10/1/47	1,000,000	1,067,735
		4,007,801
Louisiana — 1.4%
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRN, 4.20%, 9/1/33	1,000,000	1,015,468
Louisiana Public Facilities Authority Rev., (Tulane University), 5.00%, 10/15/48	750,000	795,931
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/48	2,000,000	2,114,003
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	256,954
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 4.05%, 6/1/37	900,000	895,412
		5,077,768
Maryland — 1.8%
Baltimore Rev., 5.00%, 6/1/51	400,000	381,619
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	194,834
Brunswick Special Tax, 5.00%, 7/1/36	100,000	100,756
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	379,864
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore Port Covington Development District), 4.00%, 9/1/50	1,000,000	809,076
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	412,417
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/25	500,000	513,380
Montgomery County GO, 5.00%, 8/1/30	1,640,000	1,873,532
State of Maryland GO, 5.00%, 6/1/36	1,500,000	1,729,320
		6,394,798

Massachusetts — 2.8%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/43	1,190,000	1,285,155
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/50	500,000	532,492
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/51	1,000,000	1,056,594
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,135,769
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/33	500,000	594,316
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/42	750,000	834,247
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	750,000	786,839
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(2)	100,000	92,322
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(2)	150,000	145,618
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/44	1,000,000	1,000,488
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), 5.00%, 10/1/24	375,000	380,958
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	843,244
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	777,175
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/32	460,000	504,523
Massachusetts Water Resources Authority Rev., 5.25%, 8/1/48	100,000	110,694
		10,080,434
Michigan — 1.8%
Detroit GO, 5.00%, 4/1/25	50,000	50,511
Detroit GO, 5.00%, 4/1/36	550,000	575,489
Detroit GO, 5.00%, 4/1/38	250,000	257,335
Great Lakes Water Authority Sewage Disposal System Rev. Rev., 5.00%, 7/1/36	750,000	771,116
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/27	1,335,000	1,412,360
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	395,000	379,849
Michigan Finance Authority Rev., (Michigan Finance Authority Tobacco Settlement Rev.), 5.00%, 6/1/49	610,000	621,888
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/24, Prerefunded at 100% of Par(1)(2)	100,000	101,988
Michigan State Building Authority Rev., 4.00%, 10/15/49	820,000	786,674
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	1,000,000	1,097,350
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.50%, 12/1/42 (AGM)	440,000	486,972
		6,541,532
Minnesota — 0.3%
State of Minnesota GO, 5.00%, 8/1/33	1,000,000	1,192,720
Missouri — 1.2%
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.50%, 12/1/48	355,000	388,421
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/26	600,000	623,321
Kansas City GO, 5.00%, 2/1/24	625,000	626,828
Kansas City Industrial Development Authority Rev., 5.00%, 3/1/44	1,000,000	1,013,453
Liberty Public School District No. 53 GO, 5.00%, 3/1/24	295,000	296,198
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,275,000	1,259,940
		4,208,161
Nebraska — 0.6%
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	1,000,000	1,029,529
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	1,180,000	1,229,536
		2,259,065
Nevada — 2.2%
Clark County School District GO, 5.00%, 6/15/26	1,080,000	1,131,616
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax Rev.), 5.00%, 7/1/49	600,000	637,330
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	700,000	568,505
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	360,000	331,598
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	200,000	186,778
Las Vegas Special Improvement District No. 817 Summerlin Village 29 Special Assessment, 6.00%, 6/1/48	500,000	511,245
Las Vegas Valley Water District GO, 5.00%, 6/1/34	680,000	690,965

Las Vegas Valley Water District GO, 5.00%, 6/1/38	1,340,000	1,380,914
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,699,685
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	375,000	384,872
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	200,000	199,099
		7,722,607
New Hampshire — 0.5%
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/27	500,000	485,757
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 6/1/51 (BAM)	1,000,000	1,080,570
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	282,830	272,383
		1,838,710
New Jersey — 2.5%
New Jersey Economic Development Authority Rev., 5.50%, 12/15/26, Prerefunded at 100% of Par(1)	260,000	280,762
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/37	500,000	555,096
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 9/1/24 (Ambac)	1,000,000	1,015,259
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 3/1/28	390,000	421,344
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	736,866
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	715,000	746,330
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	375,000	410,319
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	400,000	432,676
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	260,000	280,306
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	1,000,000	1,130,607
New Jersey Transportation Trust Fund Authority Rev., 4.00%, 6/15/38	620,000	627,748
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	156,925
Newark Board of Education GO, 5.00%, 7/15/33 (BAM)	900,000	1,007,594
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	260,000	260,724
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	750,000	765,005
		8,827,561
New Mexico — 0.1%
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	500,000	505,694
New York — 9.9%
Long Island Power Authority Rev., 5.00%, 9/1/53 (AGM)	1,000,000	1,080,949
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	578,334
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	818,834
Metropolitan Transportation Authority Rev., 5.00%, 11/15/38	255,000	264,181
Metropolitan Transportation Authority Rev., VRN, 4.36%, (SOFR plus 0.80%), 11/1/32 (AGM)	250,000	248,905
Nassau County Interim Finance Authority Rev., 4.00%, 11/15/35	500,000	533,106
New York City GO, 5.25%, 5/1/41	150,000	168,033
New York City GO, 5.00%, 4/1/43	500,000	522,376
New York City GO, 4.00%, 8/1/44	1,000,000	993,584
New York City GO, 4.00%, 9/1/46	250,000	244,701
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/25	750,000	750,389
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,100,000	1,191,896
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/43	1,000,000	1,105,886
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.25%, 6/15/52	500,000	548,734
New York City Transitional Finance Authority Rev., (New York City Transitional Finance Authority Future Tax Secured Rev.), 5.00%, 5/1/26	500,000	525,377
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	1,000,000	1,063,321
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/36	200,000	229,208
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	1,000,000	1,129,251
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	650,000	643,571
New York Power Authority Rev., 5.00%, 11/15/27 (AGM)	1,000,000	1,081,761
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/39 (AGM)	400,000	458,287
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	670,000	737,235
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	928,898

New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	500,000	582,954
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	500,000	509,922
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/27(1)	815,000	873,226
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/24	500,000	505,433
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/39	850,000	945,559
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	708,553
New York State Thruway Authority Rev., 4.00%, 1/1/45	945,000	903,532
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	750,000	747,175
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/45	1,000,000	1,093,803
New York Transportation Development Corp., 6.00%, 6/30/54(6)	655,000	696,242
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	114,023
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	545,000	565,964
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 4/30/53	500,000	414,793
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/26	1,000,000	1,032,316
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	192,706
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	640,000	660,056
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 4.00%, 7/1/36 (AGM)	685,000	684,035
Port Authority of New York & New Jersey Rev., 5.00%, 12/1/41	400,000	439,910
State of New York GO, 5.00%, 3/15/41	1,000,000	1,125,447
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	545,000	562,173
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/54	1,000,000	967,493
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax Rev.), 5.25%, 5/15/52	750,000	821,367
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,113,038
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30(6)	375,000	415,502
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	1,000,000	1,000,871
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	980,000	1,011,689
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(2)	455,000	435,075
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/49 (AGM)	400,000	438,474
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	93,341
		35,501,489
North Carolina — 0.8%
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	551,261
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	5,000	4,695
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24(1)	1,000,000	1,002,539
State of North Carolina Rev., 5.00%, 3/1/34	345,000	379,544
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/25	1,000,000	1,028,028
		2,966,067
Ohio — 3.2%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,495,000	1,380,662
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	300,000	262,891
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	1,745,000	1,541,781
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 5.00%, 7/1/36	775,000	855,226
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	450,000	439,815
Columbus GO, 5.00%, 8/15/25	1,000,000	1,034,345
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	361,960
Cuyahoga County Rev., (MetroHealth System), 5.50%, 2/15/52	500,000	506,000
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	91,530
Ohio Turnpike & Infrastructure Commission Rev., 5.00%, 2/15/32	550,000	593,980
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42	1,250,000	1,380,183
State of Ohio GO, 5.00%, 5/1/27	1,000,000	1,073,846
State of Ohio GO, 5.00%, 5/1/40	660,000	724,058

Worthington City School District GO, 5.50%, 12/1/54	1,000,000	1,106,915
		11,353,192
Oklahoma — 0.2%
Oklahoma Capitol Improvement Authority Rev., (Oklahoma Department of Transportation), 4.00%, 7/1/38	850,000	859,054
Oregon — 1.4%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	231,938
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	87,033
State of Oregon GO, 4.00%, 8/1/31	1,000,000	1,011,004
State of Oregon GO, 5.00%, 6/1/41	1,000,000	1,119,310
State of Oregon GO, 5.00%, 5/1/48	1,250,000	1,368,798
State of Oregon Department of Transportation Rev., 5.25%, 11/15/47	1,000,000	1,108,188
		4,926,271
Pennsylvania — 5.0%
Allegheny County Airport Authority Rev., 5.00%, 1/1/32 (AGM)	500,000	549,287
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 2/1/28	150,000	84,701
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/40	300,000	159,525
Bucks County Water and Sewer Authority Rev., 5.00%, 12/1/37 (AGM)	450,000	504,488
Bucks County Water and Sewer Authority Rev., 5.00%, 12/1/38 (AGM)	525,000	584,694
Commonwealth Financing Authority Rev., 5.00%, 6/1/24	1,625,000	1,635,884
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	290,000	296,186
Delaware County Authority Rev., (Villanova University), 5.00%, 8/1/45	1,120,000	1,134,121
Pennsylvania GO, 5.00%, 1/1/24	690,000	690,934
Pennsylvania GO, 5.00%, 9/15/24	750,000	761,253
Pennsylvania GO, 5.00%, 10/1/24	1,000,000	1,015,889
Pennsylvania GO, 5.00%, 7/15/29	845,000	943,855
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.75%, 6/30/48	400,000	433,181
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.00%, 12/31/57 (AGM)	750,000	758,701
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/46 (AGM)	1,000,000	1,050,527
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	720,000	795,403
Pennsylvania State University Rev., 5.00%, 9/1/24	1,000,000	1,014,304
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	460,000	526,357
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/38	560,000	562,376
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44	750,000	823,429
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	300,000	304,029
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/48	650,000	696,504
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/39 (AGM)	750,000	830,637
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/48 (AGM)	500,000	537,508
School District of Philadelphia GO, 5.50%, 9/1/48	185,000	202,310
University of Pittsburgh-of the Commonwealth System of Higher Education Rev., 5.00%, 2/15/34	750,000	889,132
		17,785,215
Puerto Rico — 0.2%
Puerto Rico GO, 5.625%, 7/1/29	500,000	529,212
Rhode Island — 0.4%
State of Rhode Island GO, 5.00%, 12/1/41	300,000	337,370
State of Rhode Island GO, 5.00%, 12/1/42	500,000	559,118
State of Rhode Island GO, 5.00%, 12/1/43	500,000	557,639
		1,454,127
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	85,953
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/37	325,000	372,498
Greenville County School District Rev., 5.00%, 12/1/25	1,000,000	1,039,457
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	750,000	789,380
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(2)	270,000	212,626
		2,499,914

Tennessee — 0.8%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), Capital Appreciation, 0.00%, 6/1/43(2)(5)	4,000,000	1,391,812
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson), 5.25%, 7/1/48 (AGM)	1,000,000	1,084,712
Metropolitan Nashville Airport Authority Rev., 5.50%, 7/1/52	100,000	106,637
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(2)	225,000	226,477
		2,809,638
Texas — 10.0%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	725,000	735,944
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 5.00%, 8/15/29 (PSF-GTD)	400,000	438,505
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,050,678
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	775,000	798,993
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,290,000	1,174,284
Central Texas Turnpike System Rev., 5.00%, 8/15/42	1,250,000	1,254,230
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/38 (PSF-GTD)	520,000	529,226
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	452,939
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	50,263
Clifton Higher Education Finance Corp. Rev., (YES Prep Public Schools, Inc.), 5.00%, 4/1/25 (PSF-GTD)	400,000	408,654
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/24	1,000,000	1,010,363
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/47	1,000,000	1,081,758
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/47	250,000	273,057
Denton Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	750,000	872,647
El Paso Water & Sewer Rev., 4.00%, 3/1/40	1,000,000	1,001,292
Fort Bend Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	440,000	445,570
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,041,893
Frisco Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	780,000	813,582
Frisco Independent School District GO, 5.00%, 8/15/32 (PSF-GTD)	1,000,000	1,095,968
Harris County Cultural Education Facilities Finance Corp. Rev., (Memorial Hermann Health System Obligated Group), VRN, 5.00%, 7/1/49	655,000	686,358
Harris Toll Road Rev., 5.00%, 8/15/34	1,330,000	1,557,763
Houston GO, 5.00%, 3/1/29	340,000	376,014
Houston GO, 5.25%, 3/1/40	655,000	741,432
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	500,000	422,069
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	162,841
Katy Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	350,000	381,704
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(1)	240,000	255,369
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,175,000	1,246,709
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,000,000	1,015,222
North Texas Tollway Authority Rev., 4.00%, 1/1/35	670,000	671,328
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/26	585,000	585,675
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/33	200,000	203,011
Northside Independent School District GO, VRN, 3.00%, 8/1/53 (PSF-GTD)	500,000	493,539
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/27	500,000	538,150
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/40	1,000,000	1,116,392
Prosper Independent School District GO, VRN, 4.00%, 2/15/50 (PSF-GTD)	625,000	633,507
San Antonio Water System Rev., 4.00%, 5/15/34	275,000	283,153
State of Texas GO, 5.00%, 8/1/40	815,000	824,624
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	160,000	165,526
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	636,760
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	945,000	947,852
Tarrant County Hospital District GO, 4.25%, 8/15/48	500,000	490,857
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,300,000	1,281,053

Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	875,000	925,716
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	500,000	567,268
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	1,360,000	1,362,276
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.00%, 8/1/34	815,000	853,609
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,000,000	1,106,250
Wylie Independent School District/Collin County GO, 5.00%, 2/15/24 (PSF-GTD)	800,000	802,606
		35,864,479
Utah — 1.2%
Intermountain Power Agency Rev., 5.00%, 7/1/27	500,000	537,972
Intermountain Power Agency Rev., 5.25%, 7/1/45	750,000	832,185
Salt Lake City Airport Revenure Rev., 5.00%, 7/1/26	300,000	309,662
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52(2)	750,000	640,764
University of Utah Rev., 5.00%, 8/1/46	855,000	923,308
Utah State University Rev., 4.00%, 12/1/42 (AGM)	1,215,000	1,195,615
		4,439,506
Virginia — 1.6%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	330,000	353,546
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	670,000	655,518
Fairfax County Sewer Rev., 5.00%, 7/15/46	1,000,000	1,084,212
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(2)	600,000	571,293
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/37	825,000	829,516
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(2)	200,000	184,767
Virginia College Building Authority Rev., 5.00%, 2/1/24	300,000	300,930
Virginia College Building Authority Rev., 5.00%, 2/1/26	1,000,000	1,044,505
Virginia Port Authority Commonwealth Port Fund Rev., 5.25%, 7/1/48	750,000	837,910
		5,862,197
Washington — 4.9%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	565,687
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	525,000	574,037
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,121,446
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	875,000	963,449
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/41	415,000	454,666
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/43	500,000	545,821
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	500,000	512,575
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53(6)	1,000,000	1,004,715
King County School District No. 210 Federal Way GO, 5.00%, 12/1/26 (SCH BD GTY)	1,635,000	1,740,150
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	1,185,000	1,243,465
King County Sewer Rev., 4.00%, 7/1/35	1,000,000	1,001,899
Port of Seattle Rev., 5.00%, 4/1/36	1,365,000	1,439,228
Seattle Municipal Light & Power Rev., 5.00%, 7/1/42	1,125,000	1,235,203
Seattle Municipal Light & Power Rev., 5.00%, 7/1/52	1,000,000	1,063,758
Seattle Municipal Light & Power Rev., VRN, 3.55%, (MUNIPSA plus 0.25%), 5/1/45	200,000	194,455
State of Washington GO, 5.00%, 6/1/41	770,000	833,620
State of Washington GO, 5.00%, 2/1/42	625,000	646,796
State of Washington GO, 5.00%, 6/1/45	1,000,000	1,077,950
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 8/1/44	700,000	634,577
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	650,186
		17,503,683
West Virginia — 0.7%
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AGM)	1,750,000	1,872,522
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	600,000	640,770
		2,513,292
Wisconsin — 2.1%
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.50%, 7/1/43	375,000	387,238
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.25%, 7/1/53	1,295,000	1,281,840

Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 5.00%, 7/1/41	250,000	247,941
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(2)	75,000	64,240
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	146,655
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	600,000	614,606
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(2)	920,000	938,271
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	79,888
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	695,000	694,718
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(2)	250,000	186,087
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(2)	225,000	167,106
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(2)	515,000	415,239
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	419,601
State of Wisconsin GO, 4.00%, 5/1/39	750,000	758,189
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 3.48%, (MUNIPSA plus 0.18%), 8/15/54	1,000,000	981,609
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	200,000	213,957
		7,597,185
TOTAL MUNICIPAL SECURITIES (Cost $361,677,394)		357,036,638
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $1,363,898)	1,364,182	1,364,182
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $363,041,292)		358,400,820
OTHER ASSETS AND LIABILITIES — 0.1%		492,979
TOTAL NET ASSETS — 100.0%		$358,893,799

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
AGM-CR	–	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
MUNIPSA	–	SIFMA Municipal Swap Index
NATL-RE	–	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	–	Permanent School Fund Guaranteed
SCH BD GTY	–	School Bond Guaranty
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $15,669,595, which represented 4.4% of total net assets.
(3)Security is in default.
(4)Non-income producing.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$357,036,638	—
Short-Term Investments	$1,364,182	—	—
	$1,364,182	$357,036,638	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.